FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Contractual maturities of financial liabilities (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Book Value	R$ 94,025,822	R$ 98,194,489
Liabilities, Future Value	131,473,547	139,014,442
Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	16,862,088	13,395,478
1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	10,419,010	9,137,101
2 - 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	46,502,773	47,143,391
More than 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	57,689,675	69,338,472
Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Book Value	6,206,570	3,288,897
Liabilities, Future Value	6,206,570	3,288,897
Trade accounts payable | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	6,206,570	3,288,897
Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Book Value	74,574,591	79,628,629
Liabilities, Future Value	105,341,912	111,723,608
Loans, financing and debentures | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	6,823,274	6,357,717
Loans, financing and debentures | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	7,899,772	5,761,795
Loans, financing and debentures | 2 - 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	39,476,527	36,672,089
Loans, financing and debentures | More than 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	51,142,339	62,932,007
Lease liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Book Value	6,182,530	5,893,194
Liabilities, Future Value	11,053,487	10,676,580
Lease liabilities | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	1,050,947	937,964
Lease liabilities | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	992,379	1,780,115
Lease liabilities | 2 - 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	2,668,855	1,632,555
Lease liabilities | More than 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	6,341,305	6,325,946
Liabilities for asset acquisition and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Book Value	2,062,322	405,952
Liabilities, Future Value	2,203,302	467,499
Liabilities for asset acquisition and associates | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	1,986,633	111,438
Liabilities for asset acquisition and associates | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	99,331	131,371
Liabilities for asset acquisition and associates | 2 - 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	57,421	144,171
Liabilities for asset acquisition and associates | More than 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	59,917	80,519
Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Book Value	4,846,795	7,894,528
Liabilities, Future Value	6,515,262	11,774,569
Derivative financial instruments | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	728,070	1,688,266
Derivative financial instruments | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	1,341,108	1,391,727
Derivative financial instruments | 2 - 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	4,299,970	8,694,576
Derivative financial instruments | More than 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	146,114
Dividends payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Book Value	5,094	919,073
Liabilities, Future Value	5,094	919,073
Dividends payable | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	5,094	919,073
Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Book Value	147,920	164,216
Liabilities, Future Value	147,920	164,216
Other liabilities | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	61,500	92,123
Other liabilities | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	R$ 86,420	R$ 72,093